Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Financial Industries Fund), Class NAV)	0 Months Ended
	Jun. 27, 2013
(Financial Industries Fund) | Class NAV
Operating Expenses:
Management fee	0.80%
Other expenses	0.08%	[1]
Acquired fund fees and expenses	0.03%	[2]
Total annual fund operating expenses	0.91%	[3]

[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class NAV shares.
[2]	"Acquired fund fees and expenses" are based on the indirect net expenses associated with the fund's investment in underlying investment companies.
[3]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."